Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Reconciliation [Table Text Block]

Total income tax expense varies from the amounts that would be computed by applying the statutory rate to income (loss) before taxes for the following reasons:

	2012	2011	2010
Statutory income tax rate	26.50%	28.25%	31%
Income tax expense (recovery) on income (loss) before income taxes	$(1,157,509)	$(1,564,088)	$578,855
Increase (decrease) in income taxes resulting from:
Change in tax rate	(796,415)	155,286	(167,190)
Permanent differences	79,327	226,807	191,541
Provision to return true-ups	25,786	-	(355,640)
	(1,848,811)	(1,181,995)	247,566
Change in valuation allowance	1,848,811	1,181,995	(247,566)
	$–	$–	$–

Schedule Of Deferred Tax Assets [Table Text Block]

The tax effects of significant temporary differences representing future tax assets are as follows:

Deferred tax assets:	2012	2011	2010
Operating loss carryforwards	$5,915,633	$4,962,192	$4,099,392
Capital loss carryforwards	242,555	230,443	230,443
Share issue costs	-	1,722	1,722
Research and development costs	4,670,407	4,139,600	3,867,819
Property and equipment, accounting basis less than tax basis	5,836,513	5,482,340	5,434,926
	$16,665,108	$14,816,297	$13,634,302
Valuation allowance	(16,665,108)	(14,816,297)	(13,634,302)
Net deferred tax assets	$–	$–	$–

Schedule Of Non Capital Losses Carryforward Expire [Table Text Block]

At December 31, 2012, the Company has non-capital losses available for carryforward for Canadian income tax purposes amounting to $16,508,049 These losses expire in the following fiscal years:

2014	2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,450,387
2032	2,844,950
$ 16,508,049